Segment and Revenue Information - Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,866	$ 19,751	$ 33,435	$ 37,672	$ 77,794	$ 66,608	$ 62,286
Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,003	8,840	10,656	15,544	33,901	26,026	19,714
Operating Segments | Commercial Airplanes | B-737-Max | Customer Concessions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax		26	(443)	26	27	16	14
Total non-U.S. revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					32,387	27,374	23,196
Total non-U.S. revenues | Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax	3,807	5,066	7,868	8,296	19,242	13,618	9,984
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					10,520	7,916	8,967
Europe | Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax	777	2,038	1,547	3,393	6,172	4,085	4,387
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					10,013	8,393	5,845
Asia | Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax	2,280	1,549	4,393	2,355	6,328	4,488	2,816
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					6,594	5,047	4,653
Middle East | Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax	406	750	1,174	1,466	4,311	2,003	1,098
Oceania
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					1,655	1,576	1,147
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					1,256	1,612	969
Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					825	418	239
Latin America, Caribbean and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					1,524	2,412	1,376
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					45,380	39,218	39,076
United States | Operating Segments | Commercial Airplanes
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,173	$ 3,740	$ 3,158	$ 7,175	$ 14,501	$ 12,275	$ 9,614